UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                ------------------------

Check here if Amendment [ ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Prentice Capital Management, LP
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Address:   623 Fifth Avenue, 32nd Floor
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           New York, New York  10022
           --------------------------------------------------

Form 13F File Number:     028-11708
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathew Hoffman
           --------------------------------------------------
Title:     General Counsel
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Phone:     212-756-8051
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Signature, Place, and Date of Signing:

       /s/ Mathew Hoffman          New York, New York              2/13/09
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        7
                                               -------------

Form 13F Information Table Value Total:        58,927
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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

     COLUMN 1              COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8

     NAME OF                  TITLE                 VALUE      SHRS OR  SH/ PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
     ISSUER                OF CLASS     CUSIP     (X $1000)    PRN AMT  PRN CALL  DISCRETION   MANAGERS     SOLE      SHARED    NONE

BLOCKBUSTER INC             CL A      093679108   15,335    12,170,683  SH           SOLE                 12,170,683

BLUEFLY INC                COM NEW    096227301    2,194     3,038,625  SH           SOLE                  3,038,625
                           *W EXP
EQUITY MEDIA HLDGS CORP   08/26/200   294725114        0     3,634,000  SH           SOLE                  3,634,000

GAIAM INC                   CL A      36268Q103   20,465     4,429,633  SH           SOLE                  4,429,633

RUSS BERRIE & CO             COM      782233100   13,067     4,399,733  SH           SOLE                  4,399,733

ULURU INC.                   COM      90403T100      128       458,847  SH           SOLE                    458,847

WET SEAL INC                CL A      961840105    7,738     2,605,270  SH           SOLE                  2,605,270

